Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q3
Trading Symbol	ICLR
Entity Registrant Name	ICON PLC /ADR/
Entity Central Index Key	0001060955
Current Fiscal Year End Date	--12-31